Capitalized Software Development Costs - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Amortization	$ 889	$ 65
Write-off	$ 669	$ 242